                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-4256
                                  ----------------------------------------------

             State Street Research Exchange Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Richard S. Davis, President and Chief Executive Officer
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  12/31/04
                        -----------------
Date of reporting period:  1/1/04 - 6/30/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1: REPORT TO SHAREHOLDERS
        The Semi-annual Report is attached.

                                                    [LOGO] STATE STREET RESEARCH

[GRAPHIC]

  Exchange Fund

  June 30, 2004


                                               Semiannual Report to Shareholders

Table of Contents

3          Performance Discussion

4          Portfolio Holdings

5          Financial Statements

8          Financial Highlights

9          Trustees and Officers

FROM THE CHAIRMAN
           State Street Research

The U.S. economy grew at a solid pace during the six-month period from January 1, 2004, to June 30, 2004. Gross Domestic Product (GDP), a common measure of economic growth, rose 3.9% for the first quarter of 2004. Estimates for second-quarter growth, which will not be released until well into the third quarter, range from 2.5% to 4.0%.

Consumer confidence wavered early in the period as the number of new jobs added to the economy fell below expectations. However, when the job picture brightened in April and May, consumer confidence tracked higher. More than 1.2 million jobs were added to the economy in the second half of the period, and the quality of new jobs also improved, as reported by the U.S. Labor Department.

Although most of the news was upbeat during the period, durable goods orders dipped in February and again in April and May--news that surprised most analysts. And after months of strong sales, auto dealerships reported a decline in June.

Yet, consumers continued to fuel the economy, pumping dollars into the retail and housing markets. Sales of new and existing homes soared as homebuyers anticipated higher mortgage rates ahead. Corporate profits staged a solid rebound, making it easier for companies to increase spending, especially on information technology, electronic equipment and new jobs.

As the period wore on, it became clear that the days of record-low short-term interest rates were coming to an end. On the last day of the period, the Federal Reserve Board raised a key short-term interest rate--the federal funds rate--from 1.0% to 1.25%.

Stocks Edge Higher, Bonds Stumble

The stock market moved sharply higher in the first months of the year, fueled by a substantial increase in profits for 2003 and expectations of continued profit growth in 2004. However, a host of worries stopped the major indexes in their tracks as the period wore on. As investors grew more cautious about interest rates and the threat of terrorist attacks, stocks retreated. For the six months, the S&P 500 Index gained a modest 3.44%. Small-cap stock gains were higher. The energy sector was the stock market's strongest performer.

High-yield bonds continued to rally as the year began. However, they also stalled along with the stock market late in the period. Mortgage bonds eked out a small gain, but most other segments of the bond market reported negative returns.

Looking Ahead

Any time the financial markets deliver negative returns, it can be disheartening for investors. However, the seeds of a new market rally are often sown in periods of weakness and decline. A diversified portfolio and a long-term perspective on the markets can make it easier to weather periods of volatility--and more likely that you will reap the potential benefits in better times. We urge you to talk to your investment professional about your investment plan.

As always, we thank you for investing with State Street Research funds. We look forward to helping you achieve your long-term financial goals.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

June 30, 2004

----------------
  PERFORMANCE
----------------
                          Discussion as of June 30, 2004

How State Street Research Exchange Fund Performed

State Street Research Exchange Fund (Class A shares, without sales charge) returned 3.13% for the six-month period ended June 30, 2004. That was slightly less than the performance of the S&P 500 Index, which was 3.44% over the same period. However, the fund outperformed the Exchange Fund Average, which was 2.77% for the period.

Performance: Class A
---------------------------------------------------------------------
Fund average annual total return as of 6/30/04
(does not reflect sales charge)

           1 Year           5 Years       10 Years
           13.28%           -2.12%        12.10%
--------------------------------------------------------------------------------

Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index. The Exchange Fund Average is an average created by State Street Research using data provided by Lipper, Inc. The average consists of funds with similar goals and shows how well the fund has done compared to competing funds.

Reasons for the Fund's Performance

The equity markets were volatile in the six-month period, as economic strength and strong earnings battled against rising interest rates, high oil prices and turmoil in Iraq. Investors favored financial services in the first quarter, but sentiment turned to energy, health care and select conglomerates in the second quarter. Thus, the portfolio's exposure to financial services, as well as integrated oil and energy, buoyed overall portfolio returns.

Relative weakness in the technology, utilities and transportation sectors partially offset these gains, resulting in the fund's slight underperformance relative to the S&P 500 Index. The largest individual contributors to the fund's return were Millipore, Exxon Mobil and Boeing. Vodafone, Wyeth and Intel were the greatest detractors. During the period, we reduced our positions in AstraZeneca and Johnson & Johnson, as well as in Exxon Mobil and British Petroleum.

Looking Ahead

We expect the equity markets to remain volatile through the second half of the year, given difficult year-over-year corporate earnings comparisons, the upcoming presidential election and rising interest rates. With that expectation in mind, we have positioned the portfolio with an overweight in health care, integrated oils and consumer staples stocks. The fund's positions in consumer discretionary, financial services and utilities, which historically have lagged in an environment of rising interest rates, are underweight relative to its benchmark.

A Word about Risk

The major risks of stock investing include sudden and unpredictable drops in value and period of lackluster performance. The fund may invest in companies with some international business, and also may invest in foreign companies; therefore, the fund is subject to the risks associated with international investing, such as changes in exchange rates, and different government regulations, economic conditions and accounting standards.

Top 10 Holdings
-------------------------------------------------------------------------------

Issuer/Security                                             % of Fund Net Assets
  (1)         American Express                                       5.6%
--------------------------------------------------------------------------------
  (2)         Pfizer                                                 5.3%
--------------------------------------------------------------------------------
  (3)         Exxon Mobil                                            4.6%
--------------------------------------------------------------------------------
  (4)         Procter & Gamble                                       4.4%
--------------------------------------------------------------------------------
  (5)         Anheuser-Busch                                         3.9%
--------------------------------------------------------------------------------
  (6)         First Data                                             3.8%
--------------------------------------------------------------------------------
  (7)         Wal-Mart Stores                                        3.8%
--------------------------------------------------------------------------------
  (8)         Target                                                 3.8%
--------------------------------------------------------------------------------
  (9)         Microsoft                                              3.7%
--------------------------------------------------------------------------------
 (10)         General Electric                                       3.6%
--------------------------------------------------------------------------------
              Total                                                 42.5%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


                                         State Street Research Exchange Fund   3

-----------
PORTFOLIO
-----------
               Holdings

June 30, 2004 (unaudited)

Issuer                                                                            Shares            Value
-------------------------------------------------------------------------------------------------------------
Common Stocks 99.1%

Automobiles & Transportation 1.7%
Automobiles 1.7%
General Motors Corp. ...................................................         112,800         $  5,255,352
                                                                                                 ------------
Total Automobiles & Transportation ...........................................................      5,255,352
                                                                                                 ------------
Consumer Discretionary 7.6%
Retail 7.6%
Target Corp. ...........................................................         273,222           11,603,738
Wal-Mart Stores Inc. ...................................................         223,200           11,776,032
                                                                                                 ------------
Total Consumer Discretionary .................................................................     23,379,770
                                                                                                 ------------
Consumer Staples 14.5%
Beverages 5.4%
Anheuser-Busch Inc. ....................................................         225,200           12,160,800
Coca-Cola Co. ..........................................................          87,735            4,428,863
                                                                                                 ------------
                                                                                                   16,589,663
                                                                                                 ------------
Foods 2.1%
General Mills Inc. .....................................................         138,400            6,578,152
                                                                                                 ------------
Household Products 4.4%
Procter & Gamble Co. ...................................................         246,400           13,414,016
                                                                                                 ------------
Tobacco 2.6%
Altria Group Inc. ......................................................         160,300            8,023,015
                                                                                                 ------------
Total Consumer Staples .......................................................................     44,604,846
                                                                                                 ------------
Financial Services 18.6%
Banks & Savings & Loan 1.6%
J.P. Morgan Chase & Co. ................................................         124,728            4,835,704
                                                                                                 ------------
Financial Data Processing Services & Systems 3.8%
First Data Corp. .......................................................         266,480           11,863,690
                                                                                                 ------------
Insurance 2.0%
The Saint Paul Companies Inc. ..........................................         154,500            6,263,430
                                                                                                 ------------
Miscellaneous Financial 11.2%
American Express Co. ...................................................         339,531           17,445,103
Federal National Mortgage Association ..................................         110,400            7,878,144
SLM Corp. ..............................................................         233,200            9,432,940
                                                                                                 ------------
                                                                                                   34,756,187
                                                                                                 ------------
Total Financial Services .....................................................................     57,719,011
                                                                                                 ------------
Health Care 18.3%
Drugs & Biotechnology 17.2%
AstraZeneca plc ADR ....................................................          76,000            3,468,640
Johnson & Johnson Ltd. .................................................         131,978            7,351,175
Merck & Company, Inc. ..................................................          83,999            3,989,952
Millipore Corp.* .......................................................         150,000            8,455,500
Novartis AG ADR ........................................................         185,384            8,249,588
Pfizer Inc. ............................................................         476,342           16,329,004
Wyeth Inc. .............................................................         145,544            5,262,871
                                                                                                 ------------
                                                                                                   53,106,730
                                                                                                 ------------

Issuer                                                                            Shares            Value
-------------------------------------------------------------------------------------------------------------
Health Care Services 0.1%
Medco Health Solutions Inc.* ...........................................          11,124         $    417,150
                                                                                                 ------------
Hospital Supply 0.9%
Medtronic Inc. .........................................................          60,000            2,923,200
                                                                                                 ------------
Total Health Care ............................................................................     65,880,020
                                                                                                 ------------
Integrated Oils 7.7%
Integrated International 7.7%
British Petroleum plc ADR ..............................................         179,496            9,615,601
Exxon Mobil Corp. ......................................................         320,838           14,248,415
                                                                                                 ------------
Total Integrated Oils ........................................................................     23,864,016
                                                                                                 ------------
Other 7.1%
Multi-Sector 7.1%
Berkshire Hathaway Inc. Cl. B* .........................................           3,687           10,895,085
General Electric Co. ...................................................         344,970           11,177,028
                                                                                                 ------------
Total Other ..................................................................................     22,072,113
                                                                                                 ------------
Other Energy 2.5%
Offshore Drilling 0.2%
Transocean Inc. ........................................................          21,148              612,023
                                                                                                 ------------
Oil Well Equipment & Services 2.3%
Schlumberger Ltd. ......................................................         109,238            6,937,705
                                                                                                 ------------
Total Other Energy ..........................................................................       7,549,728
                                                                                                 ------------
Producer Durables 5.5%
Aerospace 2.2%
Boeing Co. .............................................................         131,800            6,733,662
                                                                                                 ------------
Industrial Products 0.3%
Agilent Technologies Inc.* .............................................          29,749              871,051
                                                                                                 ------------
Machinery 3.0%
Caterpillar Inc. .......................................................         116,800            9,278,592
                                                                                                 ------------
Total Producer Durables ......................................................................     16,883,305
                                                                                                 ------------
Technology 13.4%
Computer Software 3.7%
Microsoft Corp. ........................................................         399,890           11,420,858
                                                                                                 ------------
Computer Technology 7.0%
Dell Inc.* .............................................................         170,500            6,107,310
Hewlett-Packard Co. ....................................................         349,270            7,369,597
IBM Corp. ..............................................................          92,371            8,142,504
                                                                                                 ------------
                                                                                                   21,619,411
                                                                                                 ------------
Electronics 0.9%
Applera Corp. - Applied Biosystems
 Group .................................................................         126,880            2,759,640
                                                                                                 ------------
Electronics: Semiconductors/Components 1.8%
Intel Corp. ............................................................         200,000            5,520,000
                                                                                                 ------------
Total Technology ..............................................................................    41,319,909
                                                                                                 ------------
Utilities 2.2%
Telecommunications 2.2%
Vodafone Group plc ADR .................................................         309,500            6,839,950
                                                                                                 ------------
Total Utilities ...............................................................................     6,839,950
                                                                                                 ------------
Total Common Stocks (Cost $96,823,498) ........................................................   305,935,080
                                                                                                 ------------


4   The notes are an integral part of the financial statements.

-----------
FINANCIAL
-----------
              Statements

                                           Maturity    Principal
Issuer                                       Date        Amount        Value
-------------------------------------------------------------------------------
Commercial Paper 1.0%
Citicorp, 1.05% .........                  7/02/2004   $1,260,000   $ 1,259,963
General Electric Capital
  Corp., 1.15% ..........                  7/07/2004    1,414,000     1,413,729
Goldman Sachs Group
  LP, 1.27% .............                  7/07/2004      390,000       389,918
                                                                    -----------
Total Commercial Paper (Cost $3,063,610) ........                     3,063,610
                                                                    -----------

                                                        % of
                                                      Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $99,887,108) ..................       100.1%      308,998,690
Cash and Other Assets, Less Liabilities .........       (0.1)%         (248,097)
                                                        -----       -----------
Net Assets ......................................       100.0%     $308,750,593
                                                        =====      ============

KEY TO SYMBOLS
* Denotes a security which has not paid a dividend during the last year. ADR Stands for American Depositary Receipt.

Federal Income Tax Information

At June 30, 2004, the net unrealized appreciation of investments based on cost for federal income tax purposes of $91,624,979 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                           $217,519,208

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                             (145,497)
                                                                   ------------
                                                                   $217,373,711
                                                                   ============

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
June 30, 2004 (unaudited)

Assets
Investments, at value (Cost $99,887,108) (Note 1) .............    $308,998,690
Cash ..........................................................          14,793
Dividends receivable ..........................................         396,228
Other assets ..................................................           3,579
                                                                   ------------
                                                                    309,413,290
                                                                   ------------
Liabilities
Dividends payable .............................................         496,698
Accrued management fee ........................................         121,597
Accrued transfer agent and shareholder services ...............           8,888
Accrued trustees' fees ........................................           6,055
Payable for fund shares redeemed ..............................           1,500
Accrued administration fee ....................................              47
Other accrued expenses ........................................          27,912
                                                                   ------------
                                                                        662,697
                                                                   ------------
Net Assets ....................................................    $308,750,593
                                                                   ============
Net Assets consist of:
  Undistributed net investment income .........................    $    777,807
  Unrealized appreciation of investments ......................     209,111,582
  Accumulated net realized loss ...............................      (4,906,843)
  Paid-in capital .............................................     103,768,047
                                                                   ------------
                                                                   $308,750,593
                                                                   ============
Net Asset Value per share
  ($308,750,593 [divided by] 611,881 shares) ..................    $     504.59
                                                                   ============


The notes are an integral part of the financial statements.
                                         State Street Research Exchange Fund   5

---------
FINANCIAL
---------

              Statements

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended June 30, 2004

Investment Income
Dividends, net of foreign taxes of $49,442 (Note 1) .............    $2,741,571
Interest (Note 1) ...............................................        17,417
                                                                     ----------
                                                                      2,758,988
                                                                     ----------
Expenses
Management fee (Note 2) .........................................       767,326
Administration fee (Note 2) .....................................        46,550
Custodian fee ...................................................        46,500
Trustees' fees (Note 2) .........................................        14,672
Audit fee .......................................................        12,152
Transfer agent and shareholder services (Note 2) ................         9,075
Legal fees ......................................................         1,992
Miscellaneous ...................................................         5,000
                                                                     ----------
                                                                        903,267
Fees paid indirectly (Note 2) ...................................           (65)
                                                                     ----------
                                                                        903,202
                                                                     ----------
Net investment income ...........................................     1,855,786
                                                                     ----------
Realized and Unrealized Gain (Loss) on
Investments
Net realized gain on investments (Notes 1 and 3) ................     7,955,712
Change in unrealized depreciation of investments ................      (172,966)
                                                                     ----------
Net gain on investments .........................................     7,782,746
                                                                     ----------
Net increase in net assets resulting from operations ............    $9,638,532
                                                                     ==========

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                         Six months ended
                                          June 30, 2004         Year ended
                                           (unaudited)       December 31, 2003
                                        -----------------   ------------------
Increase (Decrease) In Net Assets
Operations:
Net investment income ...............    $  1,855,786           $  3,407,737
Net realized gain on
  investments .......................       7,955,712             12,250,545
Change in unrealized
  appreciation (depreciation)
  of investments ....................        (172,966)            39,112,155
                                         ------------           ------------
Net increase resulting
  from operations ...................       9,638,532             54,770,437
                                         ------------           ------------
Dividends from net investment
  income ............................      (1,077,979)            (3,497,110)
                                         ------------           ------------
Share transactions:
Net asset value of shares
  issued in payment of
  dividends .........................         200,102                627,059
Cost of shares repurchased ..........      (9,708,822)           (10,704,806)
                                         ------------           ------------
Net decrease from fund share
  transactions (Note 4) .............      (9,508,720)           (10,077,747)
                                         ------------           ------------
Total increase (decrease)
  in net assets .....................        (948,167)            41,195,580
Net Assets
Beginning of period .................     309,698,760            268,503,180
                                         ------------           ------------
End of period (including
  undistributed net investment
  income of $777,807 and
  $0, respectively) .................    $308,750,593           $309,698,760
                                         ============           ============
Number of shares:
Issued upon reinvestment
  of dividends ......................             398                  1,360
Repurchased .........................         (19,278)               (23,879)
                                         ------------           ------------
Net decrease in fund shares .........         (18,880)               (22,519)
                                         ============           ============


6   The notes are an integral part of the financial statements.

Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------
June 30, 2004

Note 1
State Street Research Exchange Fund is a series of State Street Research Exchange Trust (the "Trust"), which is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund is presently the only series of the Trust.

The investment objective of the fund is to provide long-term growth of capital and consequent long-term growth of income. In seeking to achieve its investment objective, the fund invests primarily in common stocks, or securities convertible into common stocks, that have long-term growth potential.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date.

D. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized short-term capital gains, if any, are distributed annually.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for non-taxable redemptions in kind and the disposition of securities that have different bases for financial reporting and tax purposes.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount has been reflected on Form 1099 for the calendar year 2003.

E. Federal Income Taxes
No provision for federal income taxes is necessary with respect to net investment income because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute substantially all of such income within the prescribed time periods. The fund retains and designates as undistributed gains all of its taxable net long-term capital gains and pays federal income taxes thereon on behalf of the shareholders.

At December 31, 2003, the fund had a capital loss carryforward of $12,862,555 available, to the extent provided in regulations, to offset future capital gains, if any, of which $5,749,972 and $7,112,583 expire on December 31, 2009 and 2010, respectively.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At June 30, 2004, there were no loaned securities. During the six months ended June 30, 2004, income from securities lending amounted to $2,665 and is included in interest income.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the fund's average net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 2004, the fees pursuant to such agreement amounted to $767,326.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended June 30, 2004, the amount of such expenses allocated to the fund was $459.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended June 30, 2004, the fund's transfer agent fees were reduced by $65 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $14,672 during the six months ended June 30, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the six months ended June 30, 2004, the amount of such expenses was $46,550.

Note 3
For the six months ended June 30, 2004, exclusive of short-term investments and U.S. government obligations, purchases and sales of securities, including $8,580,214 representing redemptions in kinds, aggregated $0 and $8,580,214, respectively.

Note 4
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. At June 30, 2004, the Adviser held 13,766 shares of the fund.


                                         State Street Research Exchange Fund   7

-----------
FINANCIAL
-----------

        Highlights

For a share outstanding throughout each period:

                                            Six months ended                         Years ended December 31
                                             June 30, 2004     ------------------------------------------------------------------
                                              (unaudited)          2003         2002(c)       2001(c)       2000(c)      1999(c)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)          490.99           411.01        511.71        575.76        616.80        524.22
                                              ----------       ----------    ----------    ----------    ----------    ----------
  Net investment income ($)                         3.03             5.40          4.74          4.22          4.75          4.54
  Net realized and unrealized gain (loss)
    on investments ($)*                            12.32            80.08       (100.64)       (64.02)       (41.19)        92.69
                                              ----------       ----------    ----------    ----------    ----------    ----------
Total from investment operations ($)               15.35            85.48        (95.90)       (59.80)       (36.44)        97.23
                                              ----------       ----------    ----------    ----------    ----------    ----------
  Dividends from net investment income ($)         (1.75)           (5.50)        (4.80)        (4.25)        (4.60)        (4.65)
                                              ----------       ----------    ----------    ----------    ----------    ----------
Total distributions ($)                            (1.75)           (5.50)        (4.80)        (4.25)        (4.60)        (4.65)
                                              ----------       ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ($)                504.59           490.99        411.01        511.71        575.76        616.80
                                              ==========       ==========    ==========    ==========    ==========    ==========
Total return (%)                                    3.13(a)         20.89        (18.78)       (10.35)        (4.13)        18.59

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)        308,751          309,699       268,503       367,640       437,804       485,161
Expense ratio (%)                                   0.59(b)          0.59          0.60          0.57          0.55          0.55
Expense ratio after expense reductions (%)          0.59(b)          0.59          0.60          0.57          0.55          0.55
Ratio of net investment income to
  average net assets (%)                            1.21(b)          1.20          1.00          0.81          0.78          0.78
Portfolio turnover rate (%)                         0.00             5.47          3.32          1.44         10.51          1.04
*After provision for federal tax on
  retained capital gains at end of period             --               --            --            --         11.01            --

(a) Not annualized
(b) Annualized
(c) Audited by other auditors

-----------------------
TRUSTEES AND OFFICERS
-----------------------
                      State Street Research Exchange Trust

                                                                                                      Number
                                                                                                     of Funds
                                                                                                     in Fund
                                                                                                     Complex          Other
                                                                                                     Overseen     Directorships
Name,                     Position(s)      Term of Office                                               by            Held by
Address                    Held with       and Length of             Principal Occupations           Trustee/        Trustee/
and Age(a)                   Fund          Time Served(b)             During Past 5 Years           Officer(c)      Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond               Trustee            Since         Retired; formerly Chairman of the Board,   19    Avaya Inc.
(58)                                           1999          Chief Executive Officer and President,
                                                             PictureTel Corporation (video
                                                             conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch             Trustee            Since         Retired; formerly Partner,                 19    First Marblehead Corp.
(62)                                           2004          PricewaterhouseCoopers LLP
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban             Trustee            Since         Retired; formerly Senior Vice President    53    Metropolitan Series
(66)                                           1997          for Finance and Operations and                   Fund, Inc.; and
                                                             Treasurer, The Pennsylvania State                Metropolitan Series
                                                             University                                       Fund II
------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips           Trustee            Since         Dean, School of Business and Public        19    The Kroger Co.
(59)                                           1998          Management, George Washington
                                                             University; formerly a member of the
                                                             Board of Governors of the Federal
                                                             Reserve System; and Chairman and
                                                             Commissioner of the Commodity Futures
                                                             Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt             Trustee            Since         President, Founders Investments Ltd.       53    A.P. Pharma, Inc.;
(66)                                           1994          (investments); President, Pacific Four           Metropolitan Series
                                                             Investments (investments); formerly              Fund, Inc.; and
                                                             President, The Glen Ellen Company                Metropolitan Series
                                                             (private investment firm)                        Fund II
------------------------------------------------------------------------------------------------------------------------------------
Michael S.                  Trustee            Since         J. W. Forrester Professor of Management,   53    Metropolitan Series
Scott Morton (67)                              1989          Sloan School of Management, Massachusetts        Fund, Inc.; and
                                                             Institute of Technology                          Metropolitan Series
                                                                                                              Fund II
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)         Trustee            Since         Chairman of the Board, President and       19    None
(58)                                           2000          Chief Executive Officer of State Street
                                                             Research & Management Company; formerly
                                                             Senior Vice President, Fixed Income
                                                             Investments, Metropolitan Life Insurance
                                                             Company
------------------------------------------------------------------------------------------------------------------------------------
Officers
Edward Dowd                 Vice               Since         Vice President of State Street Research    7     None
(37)                        President          2003          & Management Company; formerly Vice
                                                             President, Independence Investment LLC
                                                             and equity research associate,
                                                             Donaldson, Lufkin and Jenrette
------------------------------------------------------------------------------------------------------------------------------------
C. Kim Goodwin              Vice               Since         Managing Director and Chief Investment     18    None
(45)                        President          2002          Officer - Equities of State Street
                                                             Research & Management Company; formerly
                                                             Chief Investment Officer - U.S. Growth
                                                             Equities, American Century
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Lindsey             Vice               Since         Managing Director of State Street          7     None
(42)                        President          2003          Research & Management Company; formerly
                                                             Managing Director and Senior Vice
                                                             President, Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo            Vice               Since         Managing Director, Chief Financial         19    None
(49)                        President          2001          Officer and Director of State Street
                                                             Research & Management Company; formerly
                                                             Executive Vice President, State Street
                                                             Research & Management Company; and
                                                             Senior Vice President, Product and
                                                             Financial Management, MetLife Auto &
                                                             Home
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich           Treasurer          Since         Senior Vice President and Treasurer of     19    None
(47)                                           2001          State Street Research & Management
                                                             Company; formerly Vice President and
                                                             Assistant Treasurer, State Street
                                                             Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment advisor and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary advisor to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-advisor to certain series of Metropolitan Series Fund, Inc.
(+) Mr. Davis is an "interested person" of the Trust under the Investment
    Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.


                                          State Street Research Exchange Fund  9

[Logo]                                                             ------------
STATE STREET RESEARCH                                               PRSRT STD
One Financial Center                                               U.S. POSTAGE
Boston, MA 02111-2690                                                  PAID
                                                                    PERMIT #6
                                                                    HUDSON, MA
                                                                   ------------

New accounts, mutual fund purchases,
exchanges and account information

Internet  www.ssrfunds.com

E-mail    info@ssrfunds.com

Phone     1-87-SSR-FUNDS (1-877-773-8637),
          toll-free, 7 days a week, 24 hours a day
          Hearing-impaired: 1-800-676-7876
          Chinese- and Spanish-speaking: 1-888-638-3193

Fax 1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

Mail      State Street Research Service Center
          P.O. Box 8408, Boston, MA 02266-8408
-------------------------------------------------------------------------------
Did You Know?
State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the Web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.
-------------------------------------------------------------------------------

Webcasts
For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast by visiting our website at www.ssrfunds.com.

Complete Fund Listing
For a list of our funds, visit our website at www.ssrfunds.com under Research Our Funds.

          [logo]                                          [logo]
    for Excellence in                            for Excellence in Service
Shareholder Communications

"State Street Research Proxy Voting Policies and Procedures"--which describes how we vote proxies relating to portfolio securities--is available upon request, free of charge, by calling the State Street Research Service Center toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or by accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The DALBAR awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.





Member NASD, SIPC
(C)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA  02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0805)SSR-LD                                      EX-2191-0804

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS
        Not applicable for the reporting period.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT
        Not applicable for the reporting period.

ITEM 4: (PRINCIPAL ACCOUNTANT FEES AND SERVICES)
        Not applicable for the reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES:
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston, MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Exchange Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    August 27, 2004
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    August 27, 2004
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    August 27, 2004
                          ------------------------